Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2017
Registrant Name	PNC FUNDS
Central Index Key	0000778202
Amendment Flag	false
Document Creation Date	Feb. 27, 2018
Document Effective Date	Mar. 01, 2018
Prospectus Date	Mar. 01, 2018
PNC Treasury Plus Money Market Fund | Advisor Shares
Prospectus:
Trading Symbol	PAYXX
PNC Treasury Plus Money Market Fund | Institutional Shares
Prospectus:
Trading Symbol	PAIXX
PNC Treasury Plus Money Market Fund | Service Shares
Prospectus:
Trading Symbol	PAEXX